FAIR VALUE MEASURMENTS (Schedule of Fair Value Measurements Input) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Derivative assets	$ 1,068
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Goodwill	Goodwill
Convertible debt		$ 680
Total financial assets	$ 1,068	680
Liabilities:
Holdback Amount	800	795
Earn-Out Consideration	9,018	10,826
Total financial liabilities	9,818	11,621
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets	0
Convertible debt		0
Total financial assets	0	0
Liabilities:
Holdback Amount	800	795
Earn-Out Consideration	0	0
Total financial liabilities	800	795
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	1,068
Convertible debt		680
Total financial assets	1,068	680
Liabilities:
Holdback Amount	0	0
Earn-Out Consideration	0	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets	0
Convertible debt		0
Total financial assets	0	0
Liabilities:
Holdback Amount	0	0
Earn-Out Consideration	9,018	10,826
Total financial liabilities	$ 9,018	$ 10,826